SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants, Beginning balance	48,972,279	49,120,917	55,995,917
Weighted Average Exercise Price, Beginning balance
Weighted average remaining contractual life (In Years), ending balance	3 years 4 months 24 days	2 years 7 months 20 days
Number of warrants, granted	16,785,714	5,439,184	10,000
Weighted Average Exercise Price, Granted
Number of warrants, exercised	(11,097,959)	(8,500,000)	(3,125,000)
Weighted Average Exercise Price, Exercised
Number of warrants, cancelled/forfeited		3,209,454
Number of Warrants, Ending balance	54,660,032	48,972,279	49,120,917	55,995,917
Weighted Average Exercise Price, Ending balance
Number of Warrants, Intrinsic Value	$ 564,000	$ 1,248,451
Weighted Average Remaining Contractual Life (In Years), Ending balance		2 years 7 months 20 days	1 year 9 months 29 days	2 years 9 months 7 days
Number of Warrants, Granted	11,097,959	8,500,000	3,125,000
Number of Warrants, Exercised	(16,785,714)	(5,439,184)	(10,000)
Number of Warrants, Cancelled/Forfeited		(3,209,454)
Weighted Average Exercise Price, Cancelled/Forfeited